Finance Income and Finance Costs - Summary of Finance Income and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Income And Finance Costs [Abstract]
Interest expense on long-term debt and accretion of deferred financing fees	$ 34,967	$ 43,949
Interest expense on lease liabilities	12,443	13,983
Interest income and accretion on promissory note	(1,051)	(2,285)
Net change in fair value and accretion expense of contingent considerations	224	199
Net foreign exchange (gain) loss	(1,237)	220
Net change in fair value of interest rate derivatives	(488)
Other financial expenses	9,052	6,041
Net finance costs	53,910	62,107
Finance income	(2,776)	(2,285)	[1]
Finance costs	$ 56,686	$ 64,392	[1]

[1]	Recasted for changes in presentation currency (see note 2c)) and mark-to-market gain (loss) on deferred share units presentation (see note 24)